Equity Method Investments - Schedule of Equity Method Investments (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 2,313	$ 339	¥ 0
Boto Academic English Co Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,504
Beijing Cloud Apply Co Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investments	541
Sanli Foundation Education Limited
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 268